Segmented information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Results of Operations and Assets for Segments

	Year ended December 31, 2021
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,944,171	$267,970	$—	$2,212,141
Other revenue	53,441	18,339	1,558	73,338
Fuel, power and water purchased	682,602	36,498	—	719,100
Net revenue	1,315,010	249,811	1,558	1,566,379
Operating expenses	597,850	104,262	16	702,128
Administrative expenses	37,179	28,298	1,249	66,726
Depreciation and amortization	280,452	121,414	1,097	402,963
Loss on foreign exchange	—	—	4,371	4,371
Gain on sale of renewable assets	—	(29,063)	—	(29,063)
Operating income	399,529	24,900	(5,175)	419,254
Interest expense	(93,411)	(71,598)	(44,545)	(209,554)
Income (loss) from long-term investments	18,306	84,046	(128,809)	(26,457)
Other	(24,177)	(9,108)	(7,726)	(41,011)
Earnings (loss) before income taxes	$300,247	$28,240	$(186,255)	$142,232
Property, plant and equipment	$7,394,151	$3,615,915	$32,380	$11,042,446
Investments carried at fair value	2,296	1,846,160	—	1,848,456
Equity-method investees	37,492	375,460	20,898	433,850
Total assets	10,512,799	6,123,888	149,149	16,785,836
Capital expenditures	$998,855	$338,637	$7,553	$1,345,045
(1) Renewable Energy Group revenue includes $57,018 related to net hedging loss from energy derivative contracts and availability credits for the year ended December 31, 2021 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $19,043 related to alternative revenue programs for the year ended December 31, 2021 that do not represent revenue recognized from contracts with customers.
21.Segmented information (continued)

	Year ended December 31, 2020
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,386,048	$255,954	$—	$1,642,002
Other revenue	19,088	14,444	1,457	34,989
Fuel and power purchased	384,363	16,645	—	401,008
Net revenue	1,020,773	253,753	1,457	1,275,983
Operating expenses	442,851	73,957	12	516,820
Administrative expenses	36,749	25,743	630	63,122
Depreciation and amortization	219,089	92,890	2,144	314,123
Gain on foreign exchange	—	—	(2,108)	(2,108)
Operating income	322,084	61,163	779	384,026
Interest expense	(99,161)	(52,656)	(30,117)	(181,934)
Income from long-term investments	7,753	93,998	562,987	664,738
Other	(40,128)	(6,537)	(27,754)	(74,419)
Earnings before income taxes	$190,548	$95,968	$505,895	$792,411
Property, plant and equipment	$5,757,532	$2,451,706	$32,600	$8,241,838
Investments carried at fair value	—	1,839,212	—	1,839,212
Equity-method investees	74,673	110,414	1,365	186,452
Total assets	8,528,415	4,586,878	108,856	13,224,149
Capital expenditures	$690,792	$80,746	$14,492	$786,030
(1) Renewable Energy Group revenue includes $28,586 related to net hedging gain from energy derivative contracts for the year ended December 31, 2020 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $24,928 related to alternative revenue programs for the year ended December 31, 2020 that do not represent revenue recognized from contracts with customers.

Schedule of Information on Operations by Geographic Area	Information on operations by geographic area is as follows:

	2021	2020
Revenue
United States	$1,801,876	$1,475,087
Canada	157,854	153,502
Other regions	325,749	48,402
	$2,285,479	$1,676,991
Property, plant and equipment
United States	$9,464,716	$6,666,015
Canada	882,454	884,195
Other regions	695,276	691,628
	$11,042,446	$8,241,838
Intangible assets
United States	$23,575	$24,825
Canada	21,780	23,123
Other regions	59,761	66,965
	$105,116	$114,913